Consolidated Statements of Operations and Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 1,039	$ 149
Cost of revenues	(810)	(116)
Gross profit	229	33
General and administrative expenses	(40,210)	(5,750)	(14,404)	(11,625)
Operating loss	(39,981)	(5,717)	(14,404)	(11,625)
Interest income (expense)	(95)	(14)	(68)	31
Other income	1
Foreign currency exchange gain, net	42	6	621	105
Loss before income taxes	(40,033)	(5,725)	(13,851)	(11,489)
Income tax expense
Net loss from continuing operations	(40,033)	(5,725)	(13,851)	(11,489)
Gain on disposal of Discontinued Operations	1,685,426	241,013
Income (loss) before income taxes from discontinued operations	73,739	10,545	(539,392)	20,419
Income tax benefit (expense) from discontinued operations	(262)	(37)	(33,859)	1,424
Net income (loss) from discontinued operations	1,758,903	251,521	(573,251)	21,843
Net income (loss)	1,718,870	245,796	(587,102)	10,354
Less: Net income (loss) attributable to non-controlling interests from continuing operations
Less: Net income/(loss) attributable to non-controlling interests from discontinued operations	(19)	(3)	(560)	1,428
Net income (loss) attributable to Class A and Class B ordinary shareholders	¥ 1,718,889	$ 245,799	¥ (586,542)	¥ 8,926
Weighted average number of ordinary shares used in computing basic income (loss) per share (in Shares)	193,836,988	193,836,988	50,029,676	53,873,945
Weighted average number of ordinary shares used in computing diluted income(loss) per share (in Shares)	193,836,988	193,836,988	50,029,676	53,873,945
Basic loss per ADS attributable to ordinary shareholder from continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (51.63)	$ (7.38)	¥ (69.21)	¥ (53.31)
Diluted loss per ADS attributable to ordinary shareholder from continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	(51.63)	(7.38)	(69.21)	(53.31)
Basic income (loss) per ADS attributable to ordinary shareholder from discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	2,268.56	324.4	(2,861.76)	94.74
Diluted income (loss) per ADS attributable to ordinary shareholder from discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 2,268.56	$ 324.4	¥ (2,861.76)	¥ 94.74
Other comprehensive income (loss)
Foreign currency translation adjustment	¥ 584	$ 83	¥ 6,050	¥ (1,448)
Comprehensive income (loss)	1,719,454	245,879	(581,052)	8,906
Less: Comprehensive income (loss) attributable to non-controlling interests	(19)	(3)	(560)	1,428
Comprehensive income (loss) attributable to Class A and Class B ordinary shareholders	¥ 1,719,473	$ 245,882	¥ (580,492)	¥ 7,478